UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS MID CAP CORE FUND

FORM N-Q

AUGUST 31, 2006

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited)	August 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.6%
105,460	BorgWarner Inc.	$5,980,637

Diversified Consumer Services - 2.5%
2,074,800	ServiceMaster Co.	23,839,452

Hotels, Restaurants & Leisure - 1.8%
467,300	CBRL Group Inc.	17,682,632

Household Durables - 4.8%
203,920	Black & Decker Corp.	15,016,669
211,930	Mohawk Industries Inc.*	15,021,598
647,800	Toll Brothers Inc.*	17,114,876

	Total Household Durables	47,153,143

Media - 0.2%
76,100	Warner Music Group Corp.	1,897,934

Specialty Retail - 4.4%
592,800	Bed Bath & Beyond Inc.*	19,995,144
450,000	Sherwin-Williams Co.	23,238,000

	Total Specialty Retail	43,233,144

	TOTAL CONSUMER DISCRETIONARY	139,786,942

CONSUMER STAPLES - 1.8%
Beverages - 1.8%
253,500	Molson Coors Brewing Co., Class B Shares	17,821,050

ENERGY - 9.5%
Energy Equipment & Services - 4.3%
332,302	Nabors Industries Ltd.*	10,926,090
326,060	Smith International Inc.	13,684,738
413,934	Weatherford International Ltd.*	17,799,162

	Total Energy Equipment & Services	42,409,990

Oil, Gas & Consumable Fuels - 5.2%
261,910	Murphy Oil Corp.	12,810,018
341,918	Newfield Exploration Co.*	14,784,534
207,992	Nexen Inc.	12,142,573
266,300	Pioneer Natural Resources Co.	11,107,373

	Total Oil, Gas & Consumable Fuels	50,844,498

	TOTAL ENERGY	93,254,488

FINANCIALS - 19.1%
Capital Markets - 1.6%
117,125	Bear Stearns Cos. Inc.	15,267,244

Commercial Banks - 1.0%
179,126	Comerica Inc.	10,254,963

Consumer Finance - 0.8%
280,750	Nelnet Inc., Class A Shares*	8,352,312

Insurance - 7.6%
79,058	Ambac Financial Group Inc.	6,845,632
345,800	Cincinnati Financial Corp.	16,135,028
150,696	Fidelity National Financial Inc.	6,062,500
303,189	National Financial Partners Corp.	11,163,419
803,000	Old Republic International Corp.	16,782,700
269,973	PartnerRe Ltd.	17,359,264

	Total Insurance	74,348,543

Real Estate Investment Trusts (REITs) - 1.6%
1,347,285	Spirit Finance Corp.	15,291,685

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

SHARES	SECURITY	VALUE
Thrifts & Mortgage Finance - 6.5%
1,514,665	Hudson City Bancorp Inc.	$19,781,525
190,500	MGIC Investment Corp.	11,024,235
969,600	New York Community Bancorp Inc.	15,911,136
382,420	PMI Group Inc.	16,535,841

	Total Thrifts & Mortgage Finance	63,252,737

	TOTAL FINANCIALS	186,767,484

HEALTH CARE - 13.3%
Biotechnology - 3.0%
392,000	ImClone Systems Inc.*	11,720,800
640,500	MedImmune Inc.*	17,703,420

	Total Biotechnology	29,424,220

Health Care Equipment & Supplies - 3.4%
780,900	Boston Scientific Corp.*	13,618,896
255,003	Fisher Scientific International Inc.*	19,948,885

	Total Health Care Equipment & Supplies	33,567,781

Health Care Providers & Services - 4.8%
315,500	Coventry Health Care Inc.*	17,112,720
238,080	Omnicare Inc.	10,787,405
406,600	Pediatrix Medical Group Inc.*	18,622,280

	Total Health Care Providers & Services	46,522,405

Pharmaceuticals - 2.1%
293,700	Endo Pharmaceuticals Holdings Inc.*	9,700,911
738,200	MGI Pharma Inc.*	11,168,966

	Total Pharmaceuticals	20,869,877

	TOTAL HEALTH CARE	130,384,283

INDUSTRIALS - 14.7%
Aerospace & Defense - 4.5%
424,400	Armor Holdings Inc.*	22,438,028
287,059	L-3 Communications Holdings Inc.	21,641,378

	Total Aerospace & Defense	44,079,406

Commercial Services & Supplies - 1.9%
573,080	R.R. Donnelley & Sons Co.	18,579,254

Electrical Equipment - 1.4%
291,034	Roper Industries Inc.	13,498,157

Machinery - 6.9%
844,100	AGCO Corp.*	20,975,885
307,600	Eaton Corp.	20,455,400
529,100	JLG Industries Inc.	9,238,086
239,200	Parker Hannifin Corp.	17,712,760

	Total Machinery	68,382,131

	TOTAL INDUSTRIALS	144,538,948

INFORMATION TECHNOLOGY - 19.0%
Computers & Peripherals - 7.3%
406,000	Avid Technology Inc.*	16,170,980
541,600	Intergraph Corp.*	20,234,176
289,900	Lexmark International Inc., Class A Shares*	16,254,693
1,040,000	Western Digital Corp.*	19,032,000

	Total Computers & Peripherals	71,691,849

Electronic Equipment & Instruments - 2.2%
518,950	Benchmark Electronics Inc.*	12,942,613

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 2.2% (continued)
148,303	CDW Corp.	$8,646,065

	Total Electronic Equipment & Instruments	21,588,678

Internet Software & Services - 1.4%
559,000	j2 Global Communications Inc.*	14,047,670

IT Services - 1.4%
606,200	Sabre Holdings Corp., Class A Shares	13,287,904

Semiconductors & Semiconductor Equipment - 3.4%
534,000	Freescale Semiconductor Inc., Class B Shares*	16,505,940
390,600	Lam Research Corp.*	16,713,774

	Total Semiconductors & Semiconductor Equipment	33,219,714

Software - 3.3%
902,200	Check Point Software Technologies Ltd.*	16,771,898
562,600	Internet Security Systems Inc.*	15,561,516

	Total Software	32,333,414

	TOTAL INFORMATION TECHNOLOGY	186,169,229

MATERIALS - 0.6%
Metals & Mining - 0.6%
236,796	Compass Minerals International Inc.	6,329,557

UTILITIES - 5.7%
Electric Utilities - 2.7%
585,000	Pepco Holdings Inc.	14,853,150
235,500	WPS Resources Corp.	12,099,990

	Total Electric Utilities	26,953,140

Multi-Utilities - 3.0%
319,500	SCANA Corp.	13,211,325
316,400	Sempra Energy	15,731,408

	Total Multi-Utilities	28,942,733

	TOTAL UTILITIES	55,895,873

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $889,384,846)	960,947,854

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
$9,603,000	Interest in $406,383,000 joint tri-party repurchase agreement dated 8/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 9/1/06; Proceeds at maturity - $9,604,403; (Fully collateralized by U.S. Treasury Note, 4.875% due 8/31/08; Market value - $9,795,145) (Cost - $9,603,000)	9,603,000

	TOTAL INVESTMENTS - 99.0% (Cost - $898,987,846#)	970,550,854
	Other Assets in Excess of Liabilities - 1.0%	9,571,651

	TOTAL NET ASSETS - 100.0%	$980,122,505

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Mid Cap Core Fund (formerly known as Smith Barney Mid Cap Core Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$110,209,048
Gross unrealized depreciation	(38,646,040)

Net unrealized appreciation	$71,563,008

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 26, 2006